Contingent Liabilities and Commitments - Commitments Under Contracts (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
2018	$ 161
2019	158
2020	163
2021	135
2022	114
Thereafter	498
Total	1,229
Other Liabilities	101
Gas Transportation and Storage [Member]
Long-term Purchase Commitment [Line Items]
2018	55
2019	57
2020	60
2021	44
2022	33
Thereafter	279
Total	528
Other Liabilities	67
Midstream Services [Member]
Long-term Purchase Commitment [Line Items]
2018	106
2019	101
2020	103
2021	91
2022	81
Thereafter	219
Total	701
Other Liabilities	$ 34